Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments
Schedule of financial assets and liabilities measured at fair value

As at December 31, 2025:

		Quoted prices in active	Significant other	Significant
		markets for identical	observable inputs	unobservable inputs
	Total	assets (Level 1)	(Level 2)	(Level 3)
In $000s	$	$	$	$
Investments	1,011	1,011	—	—
Greenstone gold interest	83,628	—	—	83,628
Total	84,639	1,011	—	83,628

As at December 31, 2024:

		Quoted prices in active	Significant other	Significant
		markets for identical	observable inputs	unobservable inputs
	Total	assets (Level 1)	(Level 2)	(Level 3)
In $000s	$	$	$	$
Investments	730	730	—	—
Greenstone gold interest	62,286	—	—	62,286
Beedie Convertible Loan	12,334	—	12,334	—
Beedie Derivative Liability	3,285	—	—	3,285
Total	78,635	730	12,334	65,571

Schedule of contractual obligations

				Total	Total
	Within 1 year	1–5 years	Over 5 years	Dec. 31, 2025	Dec. 31, 2024
In $000s	$	$	$	$	$
Trade and other payables	2,878	—	—	2,878	1,233
Credit facilities [1]	41,711	153,089	—	194,800	1,153
Beedie Convertible Loan [1]	—	—	—	—	21,784
Total	44,589	153,089	—	197,678	24,170
1.	The estimated interest amounts related to the Credit facilities and the Beedie Convertible Loan are included in the table above.